Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
May 31, 2013
Statement Of Stockholders Equity [Abstract]
Dividend declared / Profit appropriation	$ 3,010 [1]
Cash paid for dividend	46,990
Shares repurchase approved amount	$ 50,000

[1]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012